REPO AND REVERSE REPO TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
REPO AND REVERSE REPO TRANSACTIONS
Summary of residual values of assets

The residual values of assets transferred under reverse repo transactions as of December 31, 2022 and 2021 are detailed below:

Reverse Repo Transactions:

Book Value
December 31, 2022	21,581,438
December 31, 2021	83,468,057